RELATED PARTY TRANSACTIONS - Schedule of Components of Costs of Services (Details) - Former Parent $ in Thousands	12 Months Ended
Jan. 31, 2021 USD ($)
Related Party Transaction [Line Items]
Allocation of management costs and corporate support services	$ 97,265
Research and development, net
Related Party Transaction [Line Items]
Allocation of management costs and corporate support services	21,783
Selling, general and administrative
Related Party Transaction [Line Items]
Allocation of management costs and corporate support services	69,210
Software | Cost of revenue:
Related Party Transaction [Line Items]
Allocation of management costs and corporate support services	1,981
Software service | Cost of revenue:
Related Party Transaction [Line Items]
Allocation of management costs and corporate support services	1,548
Professional service and other | Cost of revenue:
Related Party Transaction [Line Items]
Allocation of management costs and corporate support services	$ 2,743